Loans and Financing (Tables)	9 Months Ended
Sep. 30, 2024
Loans and Financing [Abstract]
Schedule of Loans and Financing
	Average			Payment	Current		Non-current
Type	annual interest rate	Currency	Index	terms / non- current debt	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023

Foreign currency
ACC - Advances on exchange contracts	6.07%	USD	—	2024	931,170	52,158	—	—
Prepayment	7.38%	USD	SOFR	2024 - 27	—	5,531	—	174,346
FINIMP - Import Financing	6.46%	USD and EUR	Euribor	2025	5,775	31,291	—	647
White Stripe credit facility	8.45%	USD and CAD	—	—	—	2,892	—	—
Working capital - Dollar	7.01%	USD	SOFR	2024 - 30	372	362	2,311	2,553
CRA - Agribusiness Credit Receivable Certificates	5.36%	USD	—	2024 - 38	1,566	442	65,438	38,464
Scott credit facilities	2.20%	USD	—	2030	—	—	—	1,815
Export credit note	6.96%	USD	SOFR	2025	100,757	—		—
Others	6.53%	—	—		13,189	—	1,792	—
					1,052,829	92,676	69,541	217,825
Local currency
FINAME(1)	5.99%	BRL	—	2024 - 25	56	478	—	6
Prepayment	7.09%	GBP, USD	BoE, SOFR	2024 - 25	676	54,906	—	60,000
Notes 2.50% JBS Lux 2027	2.50%	USD	—	2027	5,208	11,542	989,294	986,220
Notes 5.13% JBS Lux 2028	5.13%	USD	—	2028	7,557	19,219	888,502	886,398
Notes 6.5% JBS Lux 2029	6.50%	USD	—	2029	2,070	1,084	69,835	77,885
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	2,900	7,458	588,229	586,210
Notes 5.50% JBS Lux 2030	5.50%	USD	—	2030	14,128	31,910	1,240,874	1,239,931
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	6,111	1,563	488,840	495,338
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	11,250	3,833	982,088	980,341
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	7,319	16,729	955,411	984,472
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	47,508	29,469	1,625,208	2,001,095
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	4,061	30,900	1,486,122	1,576,065
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	6,344	16,309	887,577	887,237
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	33,261	8,396	1,525,901	1,527,284
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	24,350	18,669	883,639	883,214
Notes 4.25% PPC 2031	4.25%	USD	—	2031	16,669	8,972	843,747	984,404
Notes 3.50% PPC 2032	3.50%	USD	—	2032	2,538	10,500	891,986	891,184
Notes 6.25% PPC 2033	6.25%	USD	—	2033	14,972	43,924	965,586	984,018
Notes 6.88% PPC 2034	6.88%	USD	—	2034	12,795	7,639	485,699	484,577
Working capital - Reais	10.99%	BRL	TJLP	2024 - 28	—	5,081	—	16,331
Working capital - Euros	4.00%	EUR	Euribor	2024 - 28	20,023	17,249	11,873	10,186
Export credit note	12.97%	BRL	CDI	2024 - 30	966	2,913	1,162	214,735
CDC - Direct Consumer Credit	15.31%	BRL	—	2024 - 28	13,064	21,296	2,476	9,020
Livestock financing - Pre	10.99%	BRL	—	2024	379,082	242,928	—	—
CRA - Agribusiness Receivables Certificate	15.31%	BRL	CDI and IPCA	2024 - 37	134,967	149,060	1,112,965	2,013,297
Credit line - Scott	7.69%	USD, EUR	—	2025	—	20,087	—	529
Credit line - Beardstown Pace	3.65%	USD	—	2050	—	6,689	—	64,700
JBS Australia Confinement Agreement	2.76%	AUD	—	2028	—	993	—	34,053
Others	4.68%	Various	Various	2031	37,063	9,098	103,715	11,012
Total					804,938	798,894	17,030,729	18,889,742

					1,857,767	891,570	17,100,270	19,107,567
(1)	FINAME - Government Agency for Machinery and Equipment Financing

Schedule of Non-Current Portion of the Principal Payment of Loans and Financing	The non-current portion of the principal payment schedule of loans and financing is as follows:
Maturity	September 30, 2024

2025
2026	8,259
2027	22,315
2028	1,002,583
2029	989,449
Maturities after 2029	688,287
2,710,893